Long-Term Debt - Additional Information - Revolvers (Detail) shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) Term_loan shares	Dec. 31, 2014
Secured debt [Member]
Debt Instrument [Line Items]
Debt instrument collateral, description	The term loans are collateralized by first-priority mortgages on 48 (December 31, 2014 - 34) of the Company's vessels, together with certain other security.
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Number of credit facilities | Term_loan	11
Credit facility, maximum borrowing capacity	$ 2,100,000,000
Undrawn amount of revolving credit facility	$ 300,000,000
Reference rate on variable rate of the debt instrument	LIBOR
Available capacity reduced under revolving credit facility remainder of 2015	$ 145,100,000
Available capacity reduced under revolving credit facility in 2016	503,300,000
Available capacity reduced under revolving credit facility in 2017	526,800,000
Available capacity reduced under revolving credit facility in 2018	828,800,000
Available capacity reduced under revolving credit facility in 2019	$ 47,400,000
Debt instrument collateral, description	The Revolvers are collateralized by first-priority mortgages granted on 45 of the Company's vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts.
Revolving Credit Facilities [Member] | Secured debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 500,000,000
Revolving Credit Facilities [Member] | Three-month LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	0.28%	0.26%
Revolving Credit Facilities [Member] | Teekay Offshore [Member] | Securities Pledged as Collateral [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages | shares	23.8
Revolving Credit Facilities [Member] | Teekay LNG [Member] | Securities Pledged as Collateral [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Number of other securities collateralized by first-priority mortgages | shares	25.2
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	0.45%	0.45%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.95%	3.95%